Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-39278
Entity Registrant Name	Kingsoft Cloud Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building D, Xiaomi Science and Technology Park
Entity Address, Address Line Two	No. 33 Xierqi Middle Road
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100085
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	4,479,857,667
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001795589
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Beijing, the People’s Republic of China
Business Contact
Document and Entity Information
Contact Personnel Name	Yi Li
Country Region	86
City Area Code	10
Local Phone Number	6292 7777
Entity Address, Address Line One	Building D, Xiaomi Science and Technology Park
Entity Address, Address Line Two	No. 33 Xierqi Middle Road
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100085
Entity Address, Country	CN
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American depositary shares, each ADS represents 15 ordinary shares, par valueUS$0.001 per share
Trading Symbol	KC
Security Exchange Name	NASDAQ
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share*
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true